Supplemental Financial Information - Summary of Carrying Value of Investments in Equity-Accounted Investees (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Shareholding %	0.00%	0.00%
Amount	$ 13	$ 146
ASEN [Member]
Schedule of Equity Method Investments [Line Items]
Shareholding %	0.00%	40.00%
Amount	$ 0	$ 66
WeEn [Member]
Schedule of Equity Method Investments [Line Items]
Shareholding %	0.00%	49.00%
Amount	$ 0	$ 65
Others [Member]
Schedule of Equity Method Investments [Line Items]
Shareholding %	0.00%	0.00%
Amount	$ 13	$ 15